Investments - Other (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase	$ 95,362		$ 95,362		$ 109,629
Repurchase agreements, interest expense amount	66	39	198	238
Collateral pledged in support of repurchase agreements	$ 100,932		$ 100,932		$ 133,922
Minimum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	3.00%		3.00%		0.37%
Maximum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	3.50%		3.50%		0.44%